Debt (Debt amounts outstanding) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Jun. 19, 2015
Debt Instrument [Line Items]
External debt	$ 3,487,100,000	$ 3,592,300,000
Less current portion long term external debt	(105,300,000)	(105,300,000)
Long-term external debt	3,381,800,000	3,487,000,000
Total related party debt	160,300,000	306,000,000
Less current portion of related party debt	(135,600,000)	(145,800,000)
Long-term related party debt and related party loan notes	24,700,000	160,200,000
Total external and related party debt	3,647,400,000	3,898,300,000
Line of Credit
Debt Instrument [Line Items]
Total related party debt	160,300,000	196,500,000
Amended Senior Secured Credit Facilities | Line of Credit
Debt Instrument [Line Items]
External debt	2,865,700,000	2,894,700,000
$1,450 Senior Secured Credit Facility
Debt Instrument [Line Items]
External debt	694,800,000
$1,450 Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
External debt	342,400,000	382,600,000
Maximum borrowing capacity	1,450,000,000
$420 West Polaris Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 420,000,000
$420 West Polaris Facility | Line of Credit
Debt Instrument [Line Items]
External debt	279,000,000	315,000,000
Maximum borrowing capacity	420,000,000
West Vencedor Loan Agreement | Line of Credit
Debt Instrument [Line Items]
Total related party debt	41,200,000	57,500,000
Maximum borrowing capacity		1,200,000,000
$440 Rig Financing Agreement | Line of Credit
Debt Instrument [Line Items]
External debt	190,300,000	224,300,000
Total related party debt	119,100,000	139,000,000
Maximum borrowing capacity	440,000,000
$109.5 T-15 vendor financing facility | Discount Notes
Debt Instrument [Line Items]
Total related party debt	0	$ 109,500,000
Debt face amount	$ 109,500,000.0